Segments and Geographical Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 33,817	$ 32,650	$ 28,932
Gross profit	6,658	6,743	6,345
Assets related to segment	7,877	6,042	5,685
Intelligent Robotics and RFID Division [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	14,180	14,633	13,666
Gross profit	2,908	3,371	3,623
Assets related to segment	6,850	5,325	5,456
Supply Chain Solutions (BOS-Odem) [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	19,750	18,205	15,495
Gross profit	3,750	3,372	2,722
Assets related to segment	1,027	717	229
Intercompany [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	(113)	(188)	(229)
Gross profit
Assets related to segment